OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 407	$ 131
Income receivable	95	109
Deposit	6	6
Others	20	72
Other accounts receivable and prepaid expenses	$ 528	$ 318